Risk management and financial instruments (Restated) - Narrative (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 NOK	Dec. 31, 2015 NOK	Feb. 28, 2014 USD ($)	Jan. 31, 2014 USD ($)	Oct. 30, 2013 NOK
Derivative [Line Items]
Maximum deductible	$ 5,000,000
Protection and indemnity insurance, deductible per event (up to)	25,000
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Outstanding principal	900,000,000	$ 1,300,000,000			$ 200,000,000
Derivative liability	10,900,000	21,900,000
Derivative asset	1,400,000	1,500,000
Fair value of interest rate swaps	1,100,000	2,300,000
Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivative [Line Items]
Outstanding principal	174,400,000.0	253,500,000.0
Other Current Liabilities | Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivative [Line Items]
Derivative liability	59,800,000	64,300,000
Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap | Variable Interest Entity, Primary Beneficiary
Derivative [Line Items]
Other comprehensive income, unrealized gain (loss) on interest rate swaps in VIEs	1,200,000	200,000
US $600 Million Unsecured Bond
Derivative [Line Items]
Debt face amount	600,000,000
US $600 Million Unsecured Bond | Majority Shareholder
Derivative [Line Items]
Debt face amount	600,000,000
NOK1,500 Million Floating Interest Rate Bond
Derivative [Line Items]
Debt face amount	1,500,000,000
NOK1,500 Million Floating Interest Rate Bond | Majority Shareholder
Derivative [Line Items]
Debt face amount	1,500,000,000
Loans Payable | US $600 Million Unsecured Bond
Derivative [Line Items]
Debt face amount	$ 600,000,000					$ 600,000,000
Coupon rate (as a percent)						6.25%
Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Derivative [Line Items]
Long-term debt, fair value | NOK			NOK 1,500,000,000
Coupon rate (as a percent)							6.18%
Loans Payable | Level 2
Derivative [Line Items]
Cost of debt percent	10.20%		10.20%
Loans Payable | Level 2 | NOK1,500 Million Floating Interest Rate Bond
Derivative [Line Items]
Cost of debt percent	10.19%		10.19%
Uninsured Risk
Derivative [Line Items]
Self insured retention period	60 days
Quota share percent	25.00%
Compensation period	210 days
Parent Company | Loans Payable | US $600 Million Unsecured Bond
Derivative [Line Items]
Debt face amount	$ 186,600,000.0	$ 186,600,000.0
Coupon rate (as a percent)						6.25%
Parent Company | Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Derivative [Line Items]
Debt face amount | NOK			NOK 9,600,000.0	NOK 9,400,000.0			NOK 11,000,000
Protection and Indemnity Insurance
Derivative [Line Items]
Protection and indemnity insurance, coverage (up to)	250,000,000
Protection and Indemnity Insurance, Excess Liability Policy
Derivative [Line Items]
Protection and indemnity insurance, coverage (up to)	$ 50,000,000